Condensed financial information of the parent company - Statement of financial position (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Assets
Total assets	€ 980,299	€ 976,834	€ 949,250
Equity
Share capital	35	37	39	€ 39
Share premium	17,116	17,116	17,105	17,089
Other reserves	(2,767)	(2,192)	(540)
Unappropriated result	40,299	41,538	35,462
Total equity	55,628	57,004	52,802	52,640
Liabilities
Subordinated loans	15,401	15,786
Total liabilities and equity	980,299	976,834
Parent company
Assets
Investments in group companies	43,687	49,192
Fixed assets	43,687	49,192
Other assets	11	16
Current assets	70,535	65,720
Total assets	114,222	114,912
Equity
Share capital	35	37
Share premium	17,116	17,116
Legal and statutory reserves	(773)	(986)
Other reserves	35,761	29,002
Unappropriated result	2,544	11,331
Total equity	54,684	56,500	€ 52,066	€ 51,619
Liabilities
Subordinated loans	16,330	16,441
Debenture loans	42,569	41,609
Other non-current liabilities	0	0
Non-current liabilities	58,899	58,051
Amounts owed to group companies	56	56
Other liabilities	584	305
Current liabilities	639	360
Total liabilities and equity	114,222	114,912
Receivables from group companies	70,524	65,704
Parent company | Subordinated Loans
Liabilities
Receivables from group companies	€ 16,330	€ 16,441